33. Financial instruments and risk management (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	R$ 662,830	R$ 1,645,425	R$ 826,187	R$ 1,026,862
Restricted cash	544,607	444,306
Level 1 [member] | Fair Value [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	59,936	5,505
Short-term investments	22,465	953,762
Level 1 [member] | Book Value [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	59,936	5,505
Short-term investments	22,465	953,762
Level 2 [member] | Fair Value [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	170,359
Short-term investments	606,870
Restricted cash	544,607	444,306
Derivative assets	128,809	147,469
Loans and financing	(346,030)	(626,557)
Derivatives liabilities	(5,297)	(20,350)
Level 2 [member] | Book Value [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	170,359
Short-term investments	606,870
Restricted cash	544,607	444,306
Derivative assets	128,809	147,469
Loans and financing	(346,030)	R$ (626,557)
Derivatives liabilities	R$ (5,297)